Consolidated Balance Sheets - USD ($)	Dec. 31, 2025	Dec. 31, 2024
CURRENT ASSETS:
Cash and cash equivalents	$ 62,786	$ 86,531
Accounts receivable, net	419,212	915,044
Prepaid expenses and other current assets	61,946	102,782
TOTAL CURRENT ASSETS	543,944	1,104,357
NON-CURRENT ASSETS:
Property and equipment, net	546,447	698,982
Operating lease right-of-use assets	0	449,556
Patents, net	151,607	202,635
Notes receivable, related party	0	0
Investment in related party	0	0
Joint venture	0	0
Goodwill	0	23,965
Other assets, net	125,932	308,804
Intangible assets, net	0	0
TOTAL NON-CURRENT ASSETS	823,986	1,683,942
TOTAL ASSETS	1,367,930	2,788,299
CURRENT LIABILITIES:
Accounts payable and accrued expenses	18,643,326	16,863,559
Notes payable, current	181,000	114,000
Derivative liability	316,099	(57,235)
Loan payable, current	359,805	571,530
Loan payable, related party	365,622	361,747
Secured debenture, current	273,225	260,550
Operating lease liabilities - current	0	80,400
Other current liabilities	126,063	70,513
TOTAL CURRENT LIABILITIES	20,265,140	18,265,063
NON-CURRENT LIABILITIES:
Secured debenture	341,532	781,094
Loan payable	281,416	291,967
Operating lease liabilities - non-current	0	447,009
TOTAL NON-CURRENT LIABILITIES	622,948	1,520,070
TOTAL LIABILITIES	20,888,088	19,785,133
Commitments and contingencies
STOCKHOLDERS’ DEFICIT:
Common stock, par value $0.0001, 20,000,000,000 shares authorized, 90,904,606 and 40,500,587 shares issued as of December 31, 2025 and December 31, 2024, respectively,	9,090	5,276
Treasury stock at cost, 1,000 shares at December 31, 2025 and December 31, 2024	(1,000)	(1,000)
Additional paid-in capital	53,898,122	52,213,244
Common Stock to be issued	1,950,123	2,464,519
Non-controlling interests	1,248,238	1,207,006
Accumulated other comprehensive income (loss)	(2,399,122)	(1,627,086)
Accumulated deficit	(74,226,493)	(71,259,677)
TOTAL STOCKHOLDERS’ DEFICIT	(19,520,158)	(16,996,834)
TOTAL LIABILITIES AND STOCKHOLDERS’ DEFICIT	1,367,930	2,788,299
Series A Preferred Stock [Member]
STOCKHOLDERS’ DEFICIT:
Preferred stock, value	1	1
Series D Convertible Preferred Stock [Member]
STOCKHOLDERS’ DEFICIT:
Preferred stock, value	$ 883	$ 883